Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of movements in provisions

			Legal, competition and regulatory matters	Sundry provisions
	Redundancy and restructuring	Customer redress			Total
	£m	£m	£m	£m	£m
As at 1 January 2023	136	378	159	288	961
Additions	469	84	29	132	714
Amounts utilised	(166)	(152)	(75)	(56)	(449)
Unused amounts reversed	(38)	(60)	(11)	(69)	(178)
Exchange and other movements	(4)	45	(3)	(6)	32
As at 31 December 2023	397	295	99	289	1,080
Undrawn contractually committed facilities and guarantees[1]
As at 1st January 2023					583
Net change in expected credit loss provision and other movements					(79)
As at 31 December 2023					504
Total Provisions
As at 1st January 2023					1,544
As at 31 December 2023					1,584
Note
1Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9. Further analysis of the movement in the expected credit loss provision is disclosed within the 'Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees' table on page 226.